Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Loans receivable - current	$ 65	$ 64
Less: Allowance for loans receivable - current	(28)	(28)	$ (27)	$ (3,394)
Other receivables (Note 4)	1,062	9
Other	151	226
Other current assets	$ 1,250	$ 271